Victory Funds

Victory RS Investors Fund

Victory RS Large Cap Alpha Fund

Victory RS Partners Fund

Victory RS Value Fund

Supplement dated January 7, 2021

to the Prospectus dated May 1, 2020 (“Prospectus”)

Effective January 4, 2021, Tyler Dann II no longer serves as a portfolio manager for the Victory RS Large Cap Alpha Fund. References to Mr. Dann are hereby removed from the sections titled “Investment Team” found on page 11 of the Prospectus and “Portfolio Management” found on page 31 of the Prospectus.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Supplement dated January 7, 2021

to the Statement of Additional Information

dated May 1, 2020, as supplemented August 21, 2020 and September 14, 2020 for all Funds,

with the exception of the Victory RS Small Cap Equity Fund; and dated

August 21, 2020, as supplemented September 14, 2020 for the Victory RS Small Cap Equity Fund (“SAI”)

Effective January 4, 2021, Tyler Dann II no longer serves as a portfolio manager for the RS Large Cap Alpha Fund. All references to Mr. Dann in the SAI are hereby removed.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.